Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 company	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of operating companies under parent company	3
Contributions by employer for employee savings plans	$ 5	$ 4	$ 4
Research, development, and testing expenses related to new products and processes.	55	51	45
Undistributed earnings of foreign subsidiaries	$ 239	$ 177	$ 138
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity, days	90 days